SUPPLEMENT DATED MARCH 12, 2004 TO THE
                                                       PIONEER ANNUISTAR ANNUITY
                                                 PROSPECTUS DATED APRIL 22, 2003



The following information supplements the information in the Pioneer Annuistar Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE MARCH 14, 2004, the cover is supplemented to include the following available Variable Funding Option:

PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Pioneer Papp America-Pacific Rim VCT Portfolio - Class II Pioneer Papp Small and Mid Cap Growth VCT Portfolio - Class II

EFFECTIVE MARCH 14, 2004, the Fund Fees and Expenses table in the Fee Table section and the Examples in the Fee Table section are supplemented as follows:

                                                                                      TOTAL ANNUAL                     TOTAL ANNUAL
                                      MANAGEMENT    DISTRIBUTION       OTHER           OPERATING                         OPERATING
                                     FEE (BEFORE       AND/OR         EXPENSES          EXPENSES        FEE WAIVER       EXPENSES
                                       EXPENSE      SERVICE FEES  (BEFORE EXPENSE   (BEFORE EXPENSE    AND EXPENSE    (AFTER EXPENSE
        FUNDING OPTIONS:            REIMBURSEMENT)     (12B-1)     REIMBURSEMENT)   REIMBURSEMENT)#   REIMBURSEMENT   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Oak Ridge Large Cap Growth
    VCT Portfolio - Class II..........  0.75%           0.25%          4.77%             5.77%            4.82%          0.95% (13)

  Pioneer Papp America-Pacific Rim
    VCT Portfolio - Class II..........  0.75%           0.25%          4.77%             5.77%            4.82%          0.95% (13)

  Pioneer Papp Small and Mid Cap
    Growth VCT Portfolio - Class II...  0.75%           0.25%          5.23%             6.23%            5.23%          1.00% (14)

(13) Other Expenses are based on estimated amo unts for the current fiscal year. The expenses in the table above reflect the contractual expense limitation in effect through March 12, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 0.95% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of Class II shares is less than the expense limitation of the Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 12, 2005.

(14) Other Expenses are based on estimated amounts for the current fiscal year. The expenses in the table above reflect the contractual expense limitation in effect through March 12, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of Class II shares is less than the expense limitation of the Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 12, 2005.

                                            IF CONTRACT IS SURRENDERED AT THE END OF          IF CONTRACT IS NOT SURRENDERED OR
                                                         PERIOD SHOWN:                      ANNUITIZED AT THE END OF PERIOD SHOWN
                                          -------------------------------------------    -------------------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------                       ------     -------     -------     --------    ------     -------     -------     --------
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Oak Ridge Large Cap Growth
    VCT Portfolio--Class II ...........    1458        2979        4381        7270        858        2479        3981        7270

  Pioneer Papp America-Pacific Rim
    VCT Portfolio - Class II ..........    1458        2979        4381        7270        858        2479        3981        7270

  Pioneer Papp Small and Mid Cap
    Growth VCT Portfolio - Class II ...    1501        3091        4542        7484        901        2591        4142        7484

EFFECTIVE MARCH 14, 2004, the Variable Funding Options section is supplemented as follows:

                FUNDING                                    INVESTMENT                                     INVESTMENT
                 OPTION                                    OBJECTIVE                                  ADVISER/SUBADVISER
---------------------------------------   ---------------------------------------------    -----------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Oak Ridge Large Cap Growth      Seeks capital appreciation. The Fund normally    Pioneer Investment Management, Inc.
    VCT Portfolio--Class II               invests in equity securities of large            Subadviser: Oak Ridge Investments, LLC
                                          capitalization U.S. companies and seeks to
                                          invest in issuers with above average
                                          potential for earnings growth.

  Pioneer Papp America-Pacific Rim        Seeks long term capital growth. The Fund         Pioneer Investment Management, Inc.
    VCT Portfolio - Class II              normally invests in equity securities of         Subadviser: L. Roy Papp & Associates, LLP
                                          issuers that have substantial sales to, or
                                          receive significant income from, countries
                                          within the Pacific Rim, and seeks to invest
                                          in issuers with above average potential
                                          for earnings growth.

  Pioneer Papp Small and Mid Cap Growth   Seeks long term capital growth. The Fund         Pioneer Investment Management, Inc.
    VCT Portfolio--Class II               normally invests in equity securities            Subadviser: L. Roy Papp & Associates, LLP
                                          of small and mid-capitalization issuers and
                                          seeks to invest in issuers with above average
                                          potential for earnings growth.

March 2004                                                                                             1 5239-00-0304
L-23167

                                          SUPPLEMENT DATED MARCH 12, 2004 TO THE
                                                 PIONEER ANNUISTAR VALUE ANNUITY
                                             PROSPECTUS DATED SEPTEMBER 22, 2003



The following information supplements the information in the Pioneer Annuistar Value Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE MARCH 14, 2004, the cover is supplemented to include the following available Variable Funding Option:

PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Pioneer Papp America-Pacific Rim VCT Portfolio - Class II Pioneer Papp Small and Mid Cap Growth VCT Portfolio - Class II

EFFECTIVE MARCH 14, 2004, the Fund Fees and Expenses table in the Fee Table section and the Examples in the Fee Table section are supplemented as follows:


                                                                                      TOTAL ANNUAL                     TOTAL ANNUAL
                                      MANAGEMENT    DISTRIBUTION       OTHER           OPERATING                         OPERATING
                                     FEE (BEFORE       AND/OR         EXPENSES          EXPENSES        FEE WAIVER       EXPENSES
                                       EXPENSE      SERVICE FEES  (BEFORE EXPENSE   (BEFORE EXPENSE    AND EXPENSE    (AFTER EXPENSE
        FUNDING OPTIONS:            REIMBURSEMENT)     (12B-1)     REIMBURSEMENT)   REIMBURSEMENT)#   REIMBURSEMENT   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Oak Ridge Large Cap Growth
    VCT Portfolio - Class II..........  0.75%           0.25%          4.77%             5.77%            4.82%          0.95% (13)

  Pioneer Papp America-Pacific Rim
    VCT Portfolio - Class II..........  0.75%           0.25%          4.77%             5.77%            4.82%          0.95% (13)

  Pioneer Papp Small and Mid Cap
    Growth VCT Portfolio - Class II...  0.75%           0.25%          5.23%             6.23%            5.23x%         1.00% (14)

(15) Other Expenses are based on estimated amounts for the current fiscal year. The expenses in the table above reflect the contractual expense limitation in effect through March 12, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 0.95% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of Class II shares is less than the expense limitation of the Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 12, 2005.

(16) Other Expenses are based on estimated amounts for the current fiscal year. The expenses in the table above reflect the contractual expense limitation in effect through March 12, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of Class II shares is less than the expense limitation of the Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 12, 2005.

                                            IF CONTRACT IS SURRENDERED AT THE END OF          IF CONTRACT IS NOT SURRENDERED OR
                                                         PERIOD SHOWN:                      ANNUITIZED AT THE END OF PERIOD SHOWN
                                          -------------------------------------------    -------------------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------                       ------     -------     -------     --------    ------     -------     -------     --------
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Oak Ridge Large Cap Growth
    VCT Portfolio-- Class II ...........   1458        2979        4381        7270        858        2479        3981        7270

  Pioneer Papp America-Pacific Rim
    VCT Portfolio - Class II ...........   1458        2979        4381        7270        858        2479        3981        7270

  Pioneer Papp Small and Mid Cap
    Growth VCT Portfolio - Class II ....   1501        2091        4542        7484        901        2591        4142        7484

EFFECTIVE MARCH 14, 2004, the Variable Funding Options section is supplemented as follows:

                FUNDING                                    INVESTMENT                                     INVESTMENT
                 OPTION                                    OBJECTIVE                                  ADVISER/SUBADVISER
---------------------------------------   ---------------------------------------------    -----------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Oak Ridge Large Cap Growth      Seeks capital appreciation. The Fund             Pioneer Investment Management, Inc.
    VCT Portfolio--Class II               normally invests in equity securities of         Subadviser: Oak Ridge Investments, LLC
                                          large capitalization U.S. companies and
                                          seeks to invest in issuers with above
                                          average potential for earnings growth.

  Pioneer Papp America-Pacific Rim        Seeks long term capital growth. The Fund         Pioneer Investment Management, Inc.
    VCT Portfolio - Class II              normally invests in equity securities of         Subadviser: L. Roy Papp & Associates,
                                          issuers that have substantial sales to,
                                          or LLP receive significant income from,
                                          countries within the Pacific Rim, and
                                          seeks to invest in issuers with above
                                          average potential for earnings growth.

  Pioneer Papp Small and Mid Cap Growth   Seeks long term capital growth. The Fund         Pioneer Investment Management, Inc.
    VCT Portfolio--Class II               normally invests in equity securities            Subadviser: L. Roy Papp & Associates,
                                          of small and mid-capitalization issuers
                                          and LLP seeks to invest in issuers with
                                          above average potential for earnings growth.


March 2004                                                                                            15242-00-0304
L-23164